Financial instruments	6 Months Ended
Dec. 31, 2025
Financial instruments [Abstract]
Financial instruments
Note 22. Financial instruments

Framework

Financial risk management
The Group has no financial assets where the carrying amount exceeds net fair values at balance date. The Group’s receivables at balance date are detailed in Note 8 of this report.

The Group measures and recognises in the statement of financial position on a recurring basis certain assets and liabilities at fair value in accordance with AASB 13 Fair value measurement. The fair value must be estimated for recognition and measurement or for disclosure purposes in accordance with the following hierarchy:

Level 1:	Quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2:	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices); and
Level 3:	Inputs for the assets or liabilities which are not based on observable market data (unobservable inputs).

The carrying values of financial assets and liabilities of the Group approximate their value.

Classification and measurement
The Group is involved in activities that expose it to a variety of financial risks, including:

(a)	Credit risk
(b)	Liquidity risk
(c)	Capital management risk
(d)	Market risk related to commodity pricing, interest rates and currency fluctuations.

The Board of Directors has overall responsibility for the establishment and oversight of the financial risk management framework of the group. Management is responsible for monitoring the financial risks.

The objective of the financial risk management strategy is to minimise the impact of volatility in financial markets on the financial performance, cash flows and shareholder returns. This requires the identification and analysis of relevant financial risks and possible impact on the achievement of the Group’s objectives.

The Group does not undertake any hedging activities.

a. Credit risk

Credit risk is the risk of sustaining a financial loss as a result of the default by a counterparty to make full and timely payments on transactions which have been executed, after allowing for set-offs which are legally enforceable.

Credit risk arises from investments in cash and cash equivalents with banks and credit exposure to customers and/or suppliers. Receivables and cash and cash equivalents represent the Group’s maximum exposure to credit risk. The Group is subject to a concentration of credit risk by having cash and cash equivalents held at one major Australian and one major U.S. bank. The Group regularly reviews its cash and cash equivalents as well as economic conditions, to determine whether adjustments to cash management are required to respond to changing conditions.

There are no trade receivables past due or impaired at the end of the reporting period (30 June 2025: nil).

b. Liquidity risk

Liquidity risk is the risk that the Group will not have sufficient liquidity to meet its financial obligations as they fall due.

The Group manages liquidity by continually monitoring forecast and actual cash flows and matching maturity profiles of financial assets and liabilities. Short-term and long-term cash flow projections are prepared periodically and submitted to the Board.

Below is a table representing the Group’s undiscounted contractual cash flows:

		Less than 1 year	1-2 years	2-5 years	More than 5 years	Total
Contractual cash flows	Note	$’000	$’000	$’000	$’000	$’000
Consolidated - 31 Dec 2025
Payables	14	1,686	-	-	-	1,686
Lease liabilities	15	167	163	14	-	344

		1,853	163	14	-	2,030

		Less than 1 year	1-2 years	2-5 years	More than 5 years	Total
Contractual cash flows	Note	$’000	$’000	$’000	$’000	$’000
Consolidated - 30 Jun 2025
Payables	14	2,408	-	-	-	2,408
Lease liabilities	15	118	168	108	-	394

		2,526	168	108	-	2,802

c. Capital management risk

The overriding objective of the Group’s capital management strategy is to increase shareholder return whilst maintaining the flexibility to pursue strategic initiatives within a prudent capital structure.

The primary objective of the capital management policy is to ensure the Group maintains a strong credit profile and appropriate capital ratios to support the development of the Group’s assets.

The Group manages its capital structure and makes adjustments to it in light of economic conditions.

d. Market risk

The method and assumptions remain consistent with prior periods.

Foreign exchange risk

Foreign exchange risk arises from the commercial transactions and valuations of assets and liabilities that are denominated in a currency that is not the entity’s functional currency.

The Group has monetary items, including financial assets, denominated in currencies other than the functional currency of the entity. These are primarily US$ cash and intercompany loan balances in the holding company, which has a A$ functional currency. These items are restated to A$ equivalent at each period end, and the associated gain or loss is taken to the income statement. The US$ equivalent of these FX balances is reported in the group income statement as the functional currency financial statements are translated to US$ reporting currency for group reporting purposes.

The Group operates in a predominately US$ environment. The majority of the Group’s financial position is managed and reported in US$. There is a foreign exchange exposure where the Group holds financial assets and liabilities in A$. These positions are summarised in the table below:

	Average rate for the year 31-Dec-25	Spot rate at 31-Dec-25

AUD/USD	0.6551	0.6678

	31-Dec-25	30-Jun-25
Financial instruments denominated in Australian dollars	$’000	$’000

Financial assets
Cash	10,145	16,398
Trade and other receivables	10	19
	10,155	16,417

Financial liabilities
Trade and other payables	(497)	(321)
Provisions	(199)	(296)
	(696)	(617)

Net financial instruments	9,459	15,800

	10% increase in the AUD:USD foreign exchange rate	10% decrease in the AUD:USD foreign exchange rate	10% increase in the AUD:USD foreign exchange rate	10% decrease in the AUD:USD foreign exchange rate
Foreign exchange rate sensitivity	31-Dec-25	31-Dec-25	30-Jun-25	30-Jun-25

Impact to A$ balance:
Financial assets
Cash	1,014,533	(1,014,533)	1,639,839	(1,639,839)
Trade and other receivables	974	(974)	1,858	(1,858)
	1,015,507	(1,015,507)	1,641,697	(1,641,697)

Financial liabilities
Trade and other payables	49,663	(49,663)	32,146	(32,146)
Provision	19,860	(19,860)	29,650	(29,650)
	69,523	(69,523)	61,796	(61,796)

	1,085,030	(1,085,030)	1,703,493	(1,703,493)

There is no impact to the current period loss on the above scenarios as the impact is taken to the foreign currency translation reserve.

Interest rate risk
The Company’s exposure to interest rate risk, which is the risk that a financial instrument’s value will fluctuate as a result of reasonable possible changes in the market interest rates, arise in relation to the Company’s bank balance.

The Company does not engage in any hedging or derivative transactions to manage interest rate risk.

An increase of interest rates of 1% would result in $211,689 (30 June 2025: $255,326) decrease in the current financial period loss and an increase in interest income related to cash deposits. A decrease of interest rates of 1% would result in $211,689 (30 June 2025: $255,326) increase in the current financial period loss and a decrease in interest income related to cash deposits.

Commodity price risk

The Company is exposed to future commodity price risk. This risk arises from its activities directed at exploration and development of mineral commodities. If commodity prices fall, the share price for companies exploring for these commodities may be affected. The Company does not hedge its exposures.